Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cash Flow Statement [Abstract]
Schedules of Cash Flow, Supplemental Disclosures
Changes in working capital and income taxes received or paid:

	December 31,	December 31,
	2022	2021
Amounts receivable	($8.8)	$2.0
Inventory	(55.2)	(49.7)
Advances and prepaid expenses	2.3	3.5
Accounts payable and accrued liabilities	(0.1)	16.7
Income taxes paid	(1.3)	(26.9)
	($63.1)	($54.4)
Other items:

	December 31,	December 31,
	2022	2021
Unrealized gain on non-hedging derivatives	$0.3	($0.4)
Reduction of obligation to renounce flow-through exploration expenditures	(2.7)	—
Employee contribution to share purchase plan	2.8	—
Reclamation activities	(0.4)	(1.2)
Interest received	1.9	1.3
Credit facility standby fees	(2.1)	(2.0)
Distribution of share-based compensation	(8.5)	(5.7)
Fair value adjustment for sale of silver stream (note 14)	(2.6)	—
Fair value adjustment for Milestone payments (note 14)	1.1	—
Loss on disposal of assets	0.7	1.5
Other	2.8	3.4
	($6.7)	($3.1)

Schedule of Other Significant Noncash Transactions
Other items:

	December 31,	December 31,
	2022	2021
Unrealized gain on non-hedging derivatives	$0.3	($0.4)
Reduction of obligation to renounce flow-through exploration expenditures	(2.7)	—
Employee contribution to share purchase plan	2.8	—
Reclamation activities	(0.4)	(1.2)
Interest received	1.9	1.3
Credit facility standby fees	(2.1)	(2.0)
Distribution of share-based compensation	(8.5)	(5.7)
Fair value adjustment for sale of silver stream (note 14)	(2.6)	—
Fair value adjustment for Milestone payments (note 14)	1.1	—
Loss on disposal of assets	0.7	1.5
Other	2.8	3.4
	($6.7)	($3.1)